BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

2)  BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

a)  Statement of compliance

The consolidated financial statements were prepared and are presented in accordance with the International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

b)  Basis of preparation and presentation

The financial statements were prepared on a historical cost basis (except where different criteria are required) and adjusted to reflect the valuation of assets and liabilities measured at fair value or considering the mark-to-market valuation when such valuations are required by IFRS.

The Statement of Cash Flows was prepared in accordance with IAS 7 - Statement of Cash Flows and reflects the changes in cash that occurred in the years presented using the indirect method.

Assets and liabilities are classified as current when it is probable that their realization or settlement will occur in the next 12 months. Otherwise, they are classified and shown as non-current. The only exception relates to the balances of deferred tax assets and liabilities, which are classified and fully shown as non-current.

The Board of Directors authorized the issue of these individual and consolidated financial statements at the meeting held on February 15, 2019.

c) Functional and reporting currency

The Company’s financial statements for the years ended December 31, 2018, 2017 and 2016 are presented in thousands of reais (unless otherwise stated).

The Company’s functional and reporting currency is the Brazilian real. Transactions in foreign currency are translated into Brazilian reais as follows: (i) assets, liabilities and shareholders' equity (excluding capital stock and capital reserves) are translated at the closing exchange rate on the balance sheet date; (ii) expenses and revenues are translated at the average exchange rate, except for specific transactions that are converted by the transaction date rate; and (iii) the capital stock and capital reserves are converted by the transaction date rate.

The gains and losses resulting from the conversion of investments abroad are recognized in the statement of comprehensive income. Gains and losses resulting from the translation of monetary assets and liabilities recorded between the exchange rate prevailing at the date of the transaction and the year-end closing (except for the conversion of investments abroad) are recognized in the income statement.

d) Basis of consolidation

The Company holds direct equity interests in subsidiaries and jointly-controlled subsidiaries. Below, we present the main information of the Company's investees.

		Equity interests
Investees	Type of investment	At 12.31.18	At 12.31.17	Country (Headquarters)	Core activity
Telefônica Data S.A. ("TData")	Subsidiary	—	100.00%	Brazil	Telecommunications
Terra Networks Brasil S.A. ("Terra Networks")	Subsidiary	100.00%	—	Brazil	Telecommunications
Telefônica Transportes e Logística Ltda ("TGLog")	Subsidiary	99.99%	—	Brazil	Transports and logistics
POP Internet Ltda ("POP")	Subsidiary	99.99%	99.99%	Brazil	Internet
Aliança Atlântica Holding B.V. ("Aliança")	Joint venture	50.00%	50.00%	Brazil	Holding of the telecommunications sector
Companhia AIX de Participações ("AIX")	Joint venture	50.00%	50.00%	Holland	Operation of underground telecommunications networks
Companhia ACT de Participações ("ACT")	Joint venture	50.00%	50.00%	Brazil	Technical assistance in telecommunication networks

TData: The Company's direct and wholly-owned subsidiary until November 30, 2018, with headquarters in Brazil, had the purpose of providing various services, including, without limitation, the provision of audio, video, image and text content, applications and the like, to exploitation of integrated solutions and the provision of value-added services. On December 1, 2018, TData was merged into the Company (Note 1 c.1).

Terra Networks: The Company's direct and wholly-owned subsidiary as at December 1, 2018 (Note 1 c.1), with headquarters in Brazil, has the purpose of providing digital services (own value-added services ("VAS") and third parties and carrier billing, as well as mobile channels for sales and relationship) and advertising.

TGLog: The Company's direct subsidiary as at December 1, 2018 (Note 1 c.1), with its head office in Brazil, has as its object the provision of logistics activities; and the administration and operation of general and customs warehouses throughout the national territory, among other logistics activities.

POP: The Company's direct subsidiary with headquarters in Brazil, is engaged in the performance of activities related to information technology, internet and any other networks; hosting services and the commercial operation of websites and portals; handling, provision and storage of information and data; sale of software, hardware, telecommunication equipment and electronics; development, licensing and maintenance of information systems and routines; development of electronic commerce; creation and administration of own and/or third-party databases; sale of publicity and advertising and, banner vehicles; and holding interest in other companies as member or shareholder, and may also form consortia and/or other forms of association.

POP is the direct subsidiary of Innoweb Ltda ("Innoweb"), whose business purpose is to operate as an internet provider; performing information activities; all forms of telecommunications activities, including the transmission of voice, data and information; sale of telecommunications and electronic equipment and/or accessories; and holding interest in other companies as member or shareholder, and may also form consortia and/or other forms of association.

Aliança: Joint venture, headquartered in Amsterdam, Netherlands, with 50% interest held by the Company, this entity is engaged in the acquisition and management of subsidiaries, and holding interest in companies of the telecommunications industry.

AIX: Joint venture, headquartered in Brazil, with 50% interest held by the Company, this entity is engaged in holding interest in Consórcio Refibra, and in performing activities related to the direct and indirect operation of activities associated with the construction, completion and operation of underground networks for optical fiber ducts.

ACT: Joint venture, headquartered in Brazil, with 50% interest held by the Company, this entity is engaged in holding interest in Consórcio Refibra, and in performing activities related to the rendering of technical support services for the preparation of projects and completion of networks, by means of studies required to make them economically feasible, and monitor the progress of Consortium-related activities.

Interest held in subsidiaries or joint ventures is measured under the equity method in the individual financial statements. In the consolidated financial statements, investments and all asset and liability balances, revenues and expenses arising from transactions and interest held in subsidiaries are fully eliminated. Investments in joint ventures are measured under the equity method in the consolidated financial statements.

e) Segment reporting

Business segments are defined as components of a company for which separate financial information is available and regularly assessed by the operational decision-making professional in definition of how to allocate funds to an individual segment and in the assessment of segment performance.  Considering that: (i) all officers and managers' decisions are based on consolidated reports; (ii) the Company and its subsidiaries’ mission is to provide their customers with quality telecommunications services; and (iii) all decisions related to strategic planning, finance, purchases, short- and long-term investments are made on a consolidated basis, the Company and its subsidiaries operate in a single operating segment, namely the provision of telecommunications services.

f)  Significant accounting practices

Significant and relevant accounting policies for the understanding of the basis of recognition and measurement applied in the preparation of the Company's financial statements are included in the respective notes to which they refer.

The accounting policies adopted in the preparation of the consolidated financial statements for the year ended December 31, 2018 are consistent with those used in the preparation of the consolidated annual financial statements for the year ended December 31, 2017, except for the changes required by the new pronouncements, interpretations and amendments approved for the IASB, which came into effect as of January 1, 2018, as follows:

Standards and amendments
IFRS 9	Financial Instruments

IFRS15	Revenue from Contracts with Customers

Clarifications to IFRS 15	Revenue from Contracts with Customers , issued on April 12, 2016

Amendments to IFRS 2	Classication and Valuation of Share Based Transactions

Improvements to IFRS Standards	2014-2016 Cycle

The adoption of part of these standards, changes and interpretations did not have a significant impact on the financial position of the Company and its subsidiaries in the initial period of application. However, for IFRS 9 and IFRS 15, there was a significant impact on the consolidated financial position at the time of their adoption and prospectively.

IFRS 9 Financial Instruments

IFRS 9 simplified the current measurement model for financial assets and established three main categories: (i) amortized cost; (ii) fair value through profit or loss; and (iii) fair value through other comprehensive income (“OCI”), depending on the business model and the characteristics of the contractual cash flows. Regarding recognition and measurement of financial liabilities there were not significant changes from current criteria except for the recognition of changes in own credit risk in OCI for those liabilities designated at fair value through profit or loss.

IFRS 9 introduced the expected credit loss model as the new model for impairment losses on financial assets. This new model requires that the expected credit losses be recorded from the initial recognition of the financial asset. The Company applied the simplified approach and recorded lifetime expected losses on all trade receivables. Consequently, the application of the new requirements led to an acceleration in the recognition of impairment losses on its financial assets, mainly trade receivables.

In addition, the new standard  introduced a new and less restrictive hedge accounting model, requiring an economic relationship between the hedged item and the hedging instrument and that the hedge ratio be the same as that applied by the entity for risk management, criteria for documenting hedge relationships.

The main changes are related to the documentation of policies and hedging strategies, as well as the estimation and timing of recognition of expected losses on receivables from customers. The Company has decided to apply the option that allows not to restate comparative periods to be presented in the year of initial application.

From the analysis performed on the transactions of the 2017 financial year, the Company recognized on January 1, 2018, a decrease of 364 million reais in retained earnings, before deferred taxes, as a result of the increase in the bad debt provision balance on receivables from customers.

In addition to the effects on provision for customer receivables defaults mentioned above, the adoption of IFRS 9 had impacts on the classification and measurement of financial assets and liabilities, as presented in the table below.

Classification by category
	Classification in accordance with IAS 39	Classification in accordance with IFRS 9
Financial Assets
Trade accounts receivable	Loans and receivables	Amortized cost
Derivative transactions	Hedges (economic)	Measured at fair value through comprehensive income

Financial Liabilities
Derivative transactions	Hedges (economic)	Measured at fair value through comprehensive income

The complete information on the Company's financial assets and liabilities is disclosed in Note 31.

IFRS 15 Revenues from Contracts with Customers

IFRS 15 establishes a global structure to determine when to recognize revenue from ordinary activities and by what amount. The basic principle is that an entity must recognize revenue from ordinary activities in a way that represents the transfer of goods or services committed with the customer in exchange for an amount that reflects the consideration that the entity expects to be entitled in exchange for such assets or services.

With the adoption of IFRS 15, for bundled packages that combine multiple wireline, wireless, data, internet or television goods or services, the total revenue is now allocated to each performance obligation based on their standalone selling prices in relation to the total consideration of the package and will be recognized when (or as) the obligation is satisfied, regardless of whether there are undelivered items. Consequently, when bundles include a discount on equipment, there is an increase in revenues recognized from the sale of handsets and other equipment, in detriment of ongoing service revenue over subsequent periods. To the extent that the packages are marketed at a discount, the difference between the revenue from the sale of equipment and the consideration received from the customer upfront is recognized as a contract asset in the statement of financial position.

All incremental costs to obtain a contract (sales commissions and other acquisition costs of third parties) are accounted for as prepaid expenses (assets) and amortized over the same period as the revenue associated with that asset. Similarly, certain contract fulfillment costs are also deferred to the extent that they relate to performance obligations that are satisfied over time.

Revenue from the sale of handsets to dealers is accounted for at the time of delivery and not at the time of sale to the final customer, as there is no performance obligation after delivery to dealers.

Certain changes of the contract have been accounted for as a retrospective change (i.e. as a continuation of the original contract), while other modifications are to be considered prospectively as separate contracts, such as the original contract end and the creation of a new one.

The Company adopted, as authorized by the technical pronouncement, the retrospective method modified with the cumulative effect of the initial application recognized as an adjustment to the opening balance of retained earnings on the date of the initial adoption. Therefore, comparative amounts of previous periods will not be restated. To facilitate the understanding and comparability of information, the Company discloses in Note 35 the consolidated income statement for the year then ended December 31, 2018, excluding the effects of adopting IFRS 15.

IFRS 15 also allows the application of certain practical arrangements to facilitate the implementation of the new criteria. The Company has assessed which of them will be adopted in the implementation of the standard in order to reduce complexity in its application.

The main practical expedients that the Company adopted were:

•Completed contracts: the Company did not apply the standard retrospectively to those contracts that were completed at January 1, 2018.

•Portfolio approach: the Company applied the requirements of the standard to groups of contracts with similar characteristics, since, for the clusters identified, the effects do not differ significantly from an application on a contract by contract basis.

•Financial component: was not be considered significant when the period between the moment when the promised good or service is transferred to a customer and the moment when the customer pays for that good or service is one year or less.

•Costs to obtain a contract: these costs were recognized as an expense when incurred if the amortization period of the asset that the entity would otherwise recognize was one year or less.

The process of implementing the new requirements involved the introduction of modifications to the current information systems, the implementation of new IT tools, and changes in the processes and controls of the entire revenue cycle in the Company. This process of implementation in the Company entailed a high degree of complexity due to factors such as many contracts, numerous data source systems, as well as the need to make complex estimates.

From the analysis performed on the transactions of the 2017 financial year, considering commercial offers as well as the volume of contracts affected, the Company recognized on January 1, 2018 an increase in retained earnings of 156 million reais, before deferred taxes, referring to first-time recognition of contract assets that lead to the early recognition of revenue from the sale of goods and the activation and deferral of incremental costs related to obtaining contracts and contract fulfillment costs that result in the subsequent recognition of customer acquisition costs and other sales.

The following table shows the changes in contractual assets and liabilities and incremental costs of the Company (excluding the effects of sales and income taxes).

	Contract assets (1)

	Contract assets,	Provision	Contract	Contractual	Incremental
	gross	for losses	assets, net	liabilities (3)	costs (2)
Initial adoption on 01.01.18	193,675	(33,196)	160,479	(178,897)	183,645
Reclassification on 01.01.18 (Note 21)	—	—	—	(383,688)	—
Additions	587,733	(512)	587,221	(7,271,614)	262,518
Write-offs, net	(585,675)	—	(585,675)	7,301,992	(190,772)
Balances as of 12.31.18	195,733	(33,708)	162,025	(532,207)	255,391
Current	195,733	(33,708)	162,025	(504,473)	170,703
Non-current	—	—	—	(27,734)	84,688

The amounts in the above table are classified in the balance sheets as follows: (1) Accounts receivable (Note 4); (2) Prepaid expenses (Note 6); and (3) Deferred income (Note 21).

The amounts of additions and write-offs of the above table refers mainly to the recharges and usage of prepaid credits.

Below, we present the expected periods of realization of contractual liabilities.

Year
2019	(504,473)
2020	(16,753)
2021	(2,383)
2022 onwards	(8,598)
Total	(532,207)

New IFRS pronouncements, issues, amendments and interpretations of the IASB

In addition to the previously issued and amended standards, at the date of preparation of these financial statements, the following issues and changes in IFRS and IFRICs had been published but were not mandatory.

The Company does not anticipate the early adoption of any pronouncement, interpretation or amendment that has been issued before application is mandatory for the year ended December 31, 2018.

Mandatory application:
annual periods
Standards and amendments		beginning on or after
Improvements to IFRS Standards	2015-2017 Cycle	January 1, 2019
IFRS 16	Leases	January 1, 2019
IFRIC23	Uncertainty over Income Tax Treatments	January 1, 2019
Amendments to IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 28	Long-term Interest in associates and Joint Ventures	January 1, 2019
Amendments to IFRS 10 and IAS 28	Sale or Constituition of Assets between an Investidor and its Associate or Joint Venture	January 1, 2019

Based on the analyses made to date, the Company estimates that the adoption of these standards, amendments and interpretations will not have a significant impact on the consolidated financial statements in the initial period of adoption, except for the effects of IFRS 16, where there is an expectation of a significant impact on the consolidated financial position at the time of its adoption and prospectively.

IFRS 16 Leases

IFRS 16 requires lessees to recognize assets and liabilities arising from all leases (except for short-term leases and leases of low-value assets) in the statement of financial position.

The Company acts as a lessee in a significant number of leases on different assets, such as towers and the respective land where they are located, circuits, offices, stores and commercial real estate, mainly. A significant portion of these contracts are accounted for as operating leases under the current lease standard, with lease payments being recognized on the straight-line basis over the contract term.

The Company concluded the process of estimating the impact of this new standard on such contracts. This analysis included the estimation of the lease term, based on the non-cancellable period and the periods covered by options to extend the lease when the exercise depends only on Company and where such exercise is reasonably certain. This depended, to a large extent, on the specific facts and circumstances applicable to the main  class of assets in the telecom industry (technology, regulation, competition, business model, among others).  In addition to this, the Company adopted assumptions to calculate the discount rate, which was based on the incremental borrowing rate of interest for the estimated term. On the other hand, the Company considered not to separately recognize non-lease components from lease components for those classes of assets in which non-lease components are not material with respect to the total value of the lease.

The standard also allows for two transition methods: retrospectively for all periods presented, or a modified retrospective approach, where the cumulative effect of adoption is recognized at the date of initial application. The Company decided to adopt the modified retrospective approach. The Company has opted for the practical expedient that allows it to not re-evaluate whether a contract is or contains a lease on the date of the initial adoption of IFRS 16, but to directly apply the new requirements to all contracts that, under the current standard, have been identified as such as leasing. In addition, certain handbooks are available on the first application in connection with the right to use, asset measurement, discount rates, impairment, leases that terminate within twelve months of the date of first adoption, direct start-up costs, and contract term of leasing.Accordingly, the Company opted to adopt the following practical steps in the transition to the new criteria: (i) use of common discount rates for groups of contracts with similar characteristics in terms of term, contract object, currency and economic environment; (ii) application of the practical file that allows it not to adopt the new criteria for contracts that expire in 12 months from the date of the initial adoption; and (iii) exclusion of initial direct costs from the initial valuation of the asset by right of use on the date of the initial adoption.

Based on the volume of contracts affected, as well as the magnitude of future lease commitments, as disclosed in Note 32, the Company expects the changes introduced by IFRS 16 to have a significant impact on its financial statements as of the date of its adoption, including the recognition in the balance of rights-of-use assets and their corresponding lease obligations in connection with most of the contracts that are classified as operating leases in accordance with current standards. In addition, the amortization of rights-of-use assets and the recognition of interest costs over the lease obligation in the income statements will replace the amounts recognized as lease expenses in accordance with current lease standards. The classification of lease payments in the statement of cash flows will also be affected by the requirements of the new lease standard.

Based on the analysis made so far, the Company estimates that the changes introduced by IFRS 16 will have a significant impact on its financial statements as of the date of initial adoption, including recognition in the opening balance sheet for the year 2019 of a value between 8.4 and 9.2 billion reais as rights-of-use assets, in relation to most of the contracts that, under current regulations, are classified as operating leases, as a contra entry to the lease liability.

g) Significant accounting judgments estimates and assumptions

The preparation of the financial statements requires the use of certain critical accounting estimates and the exercise of judgment by the Company's management in applying of its accounting policies. These estimates are based on experience, better knowledge, information available at the end of the fiscal year, and other factors, including expectations of future events that are believed to be reasonable in the circumstances. Settlement of transactions involving these estimates may result in values that are different from those recorded in the financial statements due to the criteria inherent in the estimation process. The Company reviews its estimates at least annually.

The significant and relevant estimates and judgments applied by the Company in the preparation of these financial statements are presented in the following notes: trade accounts receivable (Note 4); income and social contribution taxes (Note 7); property, plant and equipment (Note 12); intangible assets (Note 13); provision and contingencies (Note 19); net operating income (Note 24); pension plans and other post-employment benefits (Note 30); and financial instruments and risk and capital management (Note 31).